Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2023
Personnel expenses
Schedule of components of personnel expenses
	2023	2022	2021
	US $ in millions

Salaries and related expenses included in:
Operating expenses and cost of services	242.8	250.9	218.3
General and administrative	185.5	238.8	193.0
	428.3	489.7	411.3